Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 19, 2018
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Nov. 19, 2018
Document Effective Date	Nov. 19, 2018
Prospectus Date	Feb. 28, 2018
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund A Shares
Prospectus:
Trading Symbol	SDVAX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund C Shares
Prospectus:
Trading Symbol	SDVCX
AIG Select Dividend Growth Fund | AIG Select Dividend Growth Fund W Shares
Prospectus:
Trading Symbol	SDVWX